Retirement Plans and Postretirement Costs (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CHANGE IN PLAN ASSETS:
Fair value of pension plan assets	$ 90,434	$ 79,517
Hedge Funds
CHANGE IN PLAN ASSETS:
Fair value of pension plan assets	5,087	3,160
Net Purchase and Sales	1,420
Realized and Unrealized Gain, net	$ 507